Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX SELECT RECEIVABLES TRUST
SERIES 2024-A

Collection Period	10/01/25-10/31/25
Determination Date	11/10/2025
Distribution Date	11/17/2025

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-260819-11.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$404,401,422.30
2.	Collections allocable to Principal		$11,280,633.54
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$4,501,227.72
5.	Pool Balance on the close of the last day of the related Collection Period		$388,619,561.04
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		21,615
7.	Initial Pool Balance		$666,668,280.61
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2a Note Balance	$42,501,662.71	$33,619,418.32
	c. Class A-2b Floating Rate Note Balance	$22,178,155.49	$17,543,235.71
	d. Class A-3 Note Balance	$130,020,000.00	$130,020,000.00
	e. Class B Note Balance	$46,670,000.00	$46,670,000.00
	f. Class C Note Balance	$49,330,000.00	$49,330,000.00
	g. Class D Note Balance	$55,670,000.00	$55,670,000.00
	h. Note Balance (sum a - g)	$346,369,818.20	$332,852,654.03
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2a Note Pool Factor	0.2772269	0.2192904
	c. Class A-2b Floating Rate Note Pool Factor	0.2772269	0.2192904
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.5541917	0.5325642
10.	Overcollateralization Target Amount		$55,766,907.01
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$55,766,907.01
12.	Weighted Average Coupon		16.23%
13.	Weighted Average Original Term	months	68.68
14.	Weighted Average Remaining Term	months	47.02
15.	30 day Average SOFR for the accrual period ending 11/16/2025		4.23367%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 11/16/2025		4.96367%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$5,336,933.29
	b. Liquidation Proceeds allocable to Finance Charge		$1,544.80
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$5,338,478.09
18.	Principal:
	a. Collections allocable to Principal		$11,280,633.54
	b. Liquidation Proceeds allocable to Principal		$1,884,500.90
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$13,165,134.44
19.	Total Finance Charge and Principal Collections (17d + 18d)		$18,503,612.53
20.	Interest Income from Collection Account		$53,872.27
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$18,557,484.80

Available Funds
23.	Available Collections	$18,557,484.80
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$18,557,484.80
Application of Available Funds
26.	Servicing Fee	0.15%
	a. Monthly Servicing Fee	$758,252.67
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$758,252.67
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2a Monthly Interest	$204,716.34
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$204,716.34
	i. Class A-2b Monthly Interest	$100,911.29
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$100,911.29
	m. Class A-3 Monthly Interest	$585,090.00
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	$585,090.00
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$208,070.42
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$208,070.42
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$231,028.83
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$231,028.83
34.	Tertiary Principal Distributable Amount	$0.00
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$290,875.75
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$290,875.75

36.	Quaternary Principal Distributable Amount	$0.00
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$2,378,945.30
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$13,517,164.17
40.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
41.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity		0.15%
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$5,338,478.09
	b. Total Daily Deposits of Principal Collections	$13,165,134.44
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$53,872.27
	e. Total Deposits to Collection Account (sum a - d)	$18,557,484.80
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$758,252.67
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$15,137,856.80
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$2,661,375.33
	f. Total Withdrawals from Collection Account (sum a - e)	$18,557,484.80
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2a Interest Distribution	$204,716.34
	c. Class A-2b Interest Distribution	$100,911.29
	d. Class A-3 Interest Distribution	$585,090.00
	e. Class B Interest Distribution	$208,070.42
	f. Class C Interest Distribution	$231,028.83
	g. Class D Interest Distribution	$290,875.75
	h. Class A-1 Principal Distribution	$0.00
	i. Class A-2a Principal Distribution	$8,882,244.39
	j. Class A-2b Principal Distribution	$4,634,919.78
	k. Class A-3 Principal Distribution	$0.00
	l. Class B Principal Distribution	$0.00
	m. Class C Principal Distribution	$0.00
	n. Class D Principal Distribution	$0.00
	o. Total Deposits to Note Payment Account (sum a - n)	$15,137,856.80
46.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2a Distribution	$9,086,960.73
	c. Class A-2b Distribution	$4,735,831.07
	d. Class A-3 Distribution	$585,090.00
	e. Class B Distribution	$208,070.42
	f. Class C Distribution	$231,028.83
	g. Class D Distribution	$290,875.75
	h. Total Withdrawals from Note Payment Account (sum a - g)	$15,137,856.80

Certificate Payment Account Activity
47.	Deposits to Certificate Payment Account from Excess Collections	$2,661,375.33
48.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$2,661,375.33
Required Reserve Account Amount		0.15%
49.	Required Reserve Account Amount (1.00% of Initial Pool Balance)	$6,666,682.81
Reserve Account Reconciliation
50.	Beginning Balance (as of end of preceding Distribution Date)	$6,666,682.81
51.	Investment Earnings	$22,956.44
52.	Reserve Account Draw Amount	$0.00
53.	Reserve Account Amount (Ln 50 + Ln 51 - Ln 52)	$6,689,639.25
54.	Deposit from Available Funds (Ln 44d)	$0.00
55.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
56.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist	$22,956.44
57.	Ending Balance (Ln53 + Ln54 - Ln55 - Ln56)	$6,666,682.81
58.	Reserve Account Deficiency (Ln50 - Ln57)	$0.00
Instructions to the Trustee
59.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
60.	Amount to be paid to Servicer from the Collection Account	$758,252.67
61.	Amount to be deposited from the Collection Account into the Note Payment Account	$15,137,856.80
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$2,661,375.33
63.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists	$22,956.44
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
66.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$9,086,960.73
67.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$4,735,831.07
68.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$585,090.00
69.	Amount to be paid to Class B Noteholders from the Note Payment Account	$208,070.42
70.	Amount to be paid to Class C Noteholders from the Note Payment Account	$231,028.83
71.	Amount to be paid to Class D Noteholders from the Note Payment Account	$290,875.75
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$2,661,375.33

Delinquency Activity
		Number of Loans	Principal Balance
73.	Delinquency Analysis
	a. 31 to 60 days past due	1,894	$39,797,913.00
	b. 61 to 90 days past due	992	$21,658,702.56
	c. 91 to 120 days past due	215	$3,949,988.95
	d. 121 or more days past due	0	$0.00
	e. Total Past Due (sum a - d)	3,101	$65,406,604.51
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 74e / Ln 5)		16.8305%

74.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

75.	Defaulted Receivables (charge-offs)	228	$4,501,227.72
76.	Recoveries	318	$1,886,045.70
77.	Net Losses (Ln 76 - Ln 77)		$2,615,182.02
78.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)		0.6467%

Cumulative Loss Activity
		Number of Loans	Principal Balance

79.	Defaulted Receivables (charge-offs)	2,557	$54,222,922.64
80.	Recoveries	1,875	$17,362,458.02
81.	Cumulative Net Losses (Ln 80 - Ln 81)		$36,860,464.62
82.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)		5.5291%
83.	Average Net Loss on Defaulted Receivables		$14,415.51

Other Servicing Information

84.	Principal Balance of Receivables extended during the Collection Period		$16,302,438.50
85.	Pool Balance on the close of the last day of the preceding Collection Period		$404,401,422.30
86.	Ratio of extensions to pool balance (Ln 85 / Ln 86)		4.03%

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on November 10, 2025

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Greg Dostich

Name:	Greg Dostich

Title:	Vice President and Treasurer